              Supplement to the Statement of Additional Information

                          John Hancock Core Growth Fund
                          John Hancock Core Value Fund

The "SALES COMPENSATION" chart has been changed as follows:

From August 1, 1999 until December 31, 1999 participating Selling Brokers will receive the full applicable sales charge.

                                                        Maximum
                                Sales charge            Reallowance              First year service  Maximum total
                                paid by investors       or commission            fee (% of net       compensation (1)
Class A investments             (% of offering price)   (% of offering price)    investment) (3)     (% of offering price)
-------------------             ---------------------   ---------------------    ------------------  ---------------------
Up to $49,999                   5.00%                   4.01%                    0.25%               4.25%
$50,000 - $99,999               4.50%                   3.51%                    0.25%               3.75%
$100,000 - $249,999             3.50%                   2.61%                    0.25%               2.85%
$250,000 - $499,999             2.50%                   1.86%                    0.25%               2.10%
$500,000 - $999,999             2.00%                   1.36%                    0.25%               1.60%

Regular investments
of Class A share of
$1 million or more (4)
----------------------

First $1M - $4,999,999         --                       0.75%                    0.25%               1.00%
Next $1 - $5M above that       --                       0.25%                    0.25%               0.50% (2)
Next $1 or more above that     --                       0.00%                    0.25%               0.25% (2)

Retirement investments
of Class A shares of
$1 million or more*
-------------------

First $1M - $24,999,999        --                       0.75%                    0.25%               1.00%
Next $25M -$49,999,999         --                       0.25%                    0.25%               0.50%
Next $1 or more above that     --                       0.00%                    0.25%               0.25%

                                                        Maximum
                                                        Reallowance              First year          Maximum total
                                                        or commission            service fee (% of   Compensation (1)
Class B investments                                     (% of offering price)    net investment)(3)  (% of offering price)
-------------------                                     ---------------------    ------------------  ---------------------

All amounts                                             3.75%                    0.25%               4.00%

                                                        Maximum
                                                        Reallowance              First year          Maximum total
                                                        or commission            service fee (% of   Compensation (1)
Class C investments                                     (% of offering price)    net investment)(3)  (% of offering price)
-------------------                                     ---------------------    ------------------  ---------------------

All amounts                                             0.75%                    0.25%               1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year subsequent service fees are paid quarterly in arrears.

(4) Includes new investments aggregated with investments since the last annual reset. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

* Retirement investments only. These include traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, profit-sharing plan and other retirement plans as described in the Internal Revenue Code.

August 2, 1999

7988SAIS